Voluntary Change in Accounting Policy	12 Months Ended
Dec. 31, 2025
Voluntary Change in Accounting Policy [Abstract]
VOLUNTARY CHANGE IN ACCOUNTING POLICY
6.	VOLUNTARY CHANGE IN ACCOUNTING POLICY

During the quarter ended March 31, 2025, the Company conducted a review of its accounting policy related to exploration and evaluation expenditures. Following this review, management has voluntarily elected to adopt a change in accounting policy effective January 1, 2025, to enhance the relevance and reliability of the information available to the users of the Company’s financial statements. Previously, the Company capitalized both acquisition costs and exploration and evaluation expenditures associated with its exploration and evaluation properties. Under the revised policy, the Company will continue to capitalize direct costs related to the acquisition of mineral property interests but will now expense all exploration and evaluation expenditures incurred on its properties until such time when the technical feasibility and commercial viability of extracting mineral resources from the mineral property are demonstrated and the project has received development approval from the Board of Directors.

The change in accounting policy has been made in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and has been recognized on a full retrospective basis.

The following is a summary of the changes that impact the Consolidated Statements of Financial Position as at October 1, 2023, and September 30, 2024, the Consolidated Statements of Net Loss and Comprehensive Loss and the Consolidated Statements of Cash Flows, for the twelve months ended September 30, 2024.

Consolidated Statements of Financial Position

As at September 30, 2024	Previously reported	Effect of change	Restated
Mineral property interests	$12,125,552	$(1,366,667)	$10,758,885
Total assets	15,185,644	(1,366,667)	13,818,977
Foreign currency reserve	(237,224)	(195,507)	(432,731)
Deficit	(10,111,701)	(1,171,160)	(11,282,861)
Total equity	10,945,987	(1,366,667)	9,579,320
Total liabilities and equity	$15,185,644	$(1,366,667)	$13,818,977

As at October 1, 2023	Previously reported	Effect of change	Restated
Mineral property interests	$254,571	$(210,558)	$44,013
Total assets	518,541	(210,558)	307,983
Foreign currency reserve	(63,983)	84	(63,899)
Deficit	(8,303,840)	(210,642)	(8,514,482)
Total equity	283,555	(210,558)	72,997
Total liabilities and equity	$518,541	$(210,558)	$307,983

Consolidated Statements of Net Loss and Comprehensive Loss

For the twelve months ended September 30, 2024	Previously reported	Effect of change	Restated
Exploration expenses	$29,608	$1,402,987	$1,432,595
General and administrative expenses	1,924,208	(238,597)	1,685,611
Loss from operations	1,953,816	1,164,390	3,118,206
Write-off of mineral property interests	240,594	(203,872)	36,722
Net loss	2,124,677	960,518	3,085,195
Foreign currency translation	173,241	195,591	368,832
Total comprehensive loss	2,297,918	1,156,109	3,454,027
Net loss per share attributable to shareholders of the Company - Basic and diluted	$0.03	$0.02	$0.05

Consolidated Statements of Cash Flows

For the twelve months ended September 30, 2024	Previously reported	Effect of change	Restated
Net loss for the year	$(2,124,677)	$(960,518)	$(3,085,195)
Adjustments for:
Write-off of mineral property interests	240,594	(203,872)	36,722
Foreign exchange	(315,519)	195,591	(119,928)
Net changes in non-cash working capital items	(73,648)	(22,961)	(96,609)
Cash used in operations	(1,460,697)	(991,760)	(2,452,457)
Mineral property interest	(1,224,073)	1,187,351	(36,722)
Cash used in investing	(8,287,000)	1,187,351	(7,099,649)
Effect of exchange rate changes on cash and cash equivalents	$(173,241)	$(195,591)	$(368,832)